Segmentation of key figures (Details 8) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,956	$ 11,347	$ 25,367	$ 23,630
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		7.00%
Net sales, change in %, cc	9.00%		3.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,397	2,159	$ 4,704	4,687
Sandoz [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		0.00%
Net sales, change in %, cc	5.00%		(5.00%)
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,777	1,576	$ 3,456	3,545
Sandoz [member] | Retail Generics [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%		(3.00%)
Net sales, change in %, cc	6.00%		(7.00%)
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 524	466	$ 1,035	916
Sandoz [member] | Biopharmaceuticals [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		13.00%
Net sales, change in %, cc	5.00%		6.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 96	117	$ 213	226
Sandoz [member] | Anti Infectives [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(6.00%)
Net sales, change in %, cc	(21.00%)		(10.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 161	134	$ 307	356
Sandoz [member] | Anti Infectives [member] | Total anti-infectives net sales [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 257	$ 251	$ 520	$ 582